STOCK BASED COMPENSATION (FY) (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2021 USD ($) Seller $ / shares shares	Mar. 31, 2022 USD ($) Seller $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Stock Option [Abstract]
Compensation expense | $		$ 181,000	$ 119,000	$ 595,000	$ 179,000
Weighted-Average Remaining Contractual Life [Abstract]
Intrinsic value of options exercised | $		20,000	0	81,000	13,000
Aggregate Intrinsic Value [Abstract]
Unrecognized compensation expense | $		295,000	394,000	$ 394,000	$ 462,000
Weighted Average Assumptions [Abstract]
Risk-free interest rate				1.07%	0.79%
Expected term (in years)				6 years 21 days	5 years 9 months 3 days
Expected volatility				52.72%	52.53%
Expected dividend yield				0.00%	0.00%
Unamortized compensation expense | $		17,800		$ 21,000
Beaches Development Group LTD [Member]
Stock Option [Abstract]
Compensation expense | $		$ 8,900	10,700	$ 64,000
Weighted Average Assumptions [Abstract]
Number of sellers | Seller	2
Shares allocated as purchase consideration (in shares) | shares	180,972	180,972		180,972
Fair value of shares | $	$ 135,000		135,000	$ 135,000
Share price (in dollar per share) | $ / shares		$ 0.75		$ 0.75
Unamortized compensation expense | $		$ 17,800		$ 21,000
Beaches Development Group LTD [Member] | Sellers Who Signed Employment Contracts [Member]
Stock Option [Abstract]
Vesting period for shares	2 years	2 years
Weighted Average Assumptions [Abstract]
Number of sellers | Seller	2
Shares allocated as purchase consideration (in shares) | shares	113,908	113,908
Fair value of shares | $	$ 85,000
Share price (in dollar per share) | $ / shares	$ 0.75
Beaches Development Group LTD [Member] | Vesting in Year 1 [Member] | Sellers Who Signed Employment Contracts [Member]
Weighted Average Assumptions [Abstract]
Percent of shares that vest per year	50.00%	50.00%
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member]
Weighted Average Assumptions [Abstract]
Number of sellers | Seller	2	2
Beaches Development Group LTD [Member] | Vesting in Year 2 [Member] | Sellers Who Signed Employment Contracts [Member]
Weighted Average Assumptions [Abstract]
Percent of shares that vest per year	50.00%	50.00%
2017 Equity Compensation Plan [Member]
Stock Option [Abstract]
Option maximum term		10 years		10 years
Vesting period for shares		4 years		4 years
Aggregate number of common shares authorized for issuance (in shares) | shares		7,195,584		7,195,584
Compensation expense | $		$ 181,000	$ 119,000	$ 595,000	$ 179,000
Stock Options [Member]
Stock Option Activity [Roll Forward]
Outstanding at beginning of period (in shares) | shares	6,041,043	6,802,437	6,041,043	6,041,043	4,597,500
Options granted (in shares) | shares		0		1,173,500	1,575,000
Options exercised (in shares) | shares		(34,791)		(159,477)	(33,436)
Options forfeited (in shares) | shares		(18,334)		(237,528)	(56,668)
Options cancelled (in shares) | shares		0		(15,101)	(41,353)
Outstanding at end of period (in shares) | shares		6,749,312		6,802,437	6,041,043	4,597,500
Options vested and exercisable at beginning of period (in shares) | shares	3,838,429	4,628,311	3,838,429	3,838,429	2,970,724
Options vested and exercisable at end of period (in shares) | shares		4,814,604		4,628,311	3,838,429	2,970,724
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in dollars per share) | $ / shares	$ 0.31	$ 0.38	$ 0.31	$ 0.31	$ 0.19
Options granted (in dollars per share) | $ / shares		0		0.75	0.68
Options exercised (in dollars per share) | $ / shares		0.19		0.24	0.37
Options forfeited (in dollars per share) | $ / shares		0.75		0.66	0.33
Options cancelled (in dollars per share) | $ / shares		0		0.54	0.39
Outstanding at end of period (in dollars per share) | $ / shares		0.38		0.38	0.31	$ 0.19
Options vested and exercisable at beginning of period (in dollars per share) | $ / shares	$ 0.19	0.24	$ 0.19	0.19	0.17
Options vested and exercisable at end of period (in dollars per share) | $ / shares		$ 0.25		$ 0.24	$ 0.19	$ 0.17
Weighted-Average Remaining Contractual Life [Abstract]
Options vested and exercisable		6 years 7 months 20 days		6 years 9 months 14 days	7 years 7 months 13 days	8 years 5 months 23 days
Aggregate Intrinsic Value [Abstract]
Options outstanding | $				$ 24,761	$ 2,649	$ 1,162
Options vested and exercisable | $				$ 18,652	$ 2,146	$ 812